10. SUPPLEMENTARY INFORMATION - STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2012
Supplementary Information - Statement Of Cash Flows Tables
Schedule of cash paid during the year
	YEARS ENDED DECEMBER 31,
	2012	2011

Interest	$62,689	$2,177

Income Taxes	$–	$–